DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 18,724,190	$ 73,686,733	$ 2,195,954
Cost of sales	(17,178,241)	(72,532,882)	(958,438)
Gross profit	1,545,949	1,153,851	1,237,516
Operating expenses:
General and Administrative	(2,834,635)	(13,766,487)	(6,224,674)
Selling expenses		(7,677)	(159,937)
Research and development	(3,168,397)	(2,570,158)	(2,734,982)
Total	6,003,032	30,037,627	9,152,990
Other income (expense)
Interest income	18	7	374
Other finance expenses	(3,198,292)	(62,025)	(15,264)
Total	(5,067,700)	(217,870)	(109,692)
Loss from discontinued operations before income tax			(282,027)
Income tax provision		(6,081)	$ (1,097,888)
Foreign currency translation	$ 9,316	(199,032)
Discontinued Operations [Member]
Revenues
Cost of sales
Gross profit
Operating expenses:
General and Administrative
Selling expenses
Research and development
Total
Other income (expense)
Interest income
Other (expense) income, net
Other finance expenses
Total
Loss from discontinued operations before income tax
Income tax provision
Loss from discontinued operations before non-controlling interest
Less: Net loss attributable to non-controlling interest
Foreign currency translation
Gain/(Loss) from discontinued operation		$ 7,389,310